Basis of Financial Statements and Summary of Significant Accounting Policies (Narrative) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2008 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2008 JPY (¥)	Mar. 31, 2011
Basis of Financial Statments and Summary of Significant Accounting Policies
Increase in net income (loss) from the effect of recording intervening events for the three-months period ended March 31 on MUFG's proportionate equity in net income of subsidiaries with fiscal year ended on or after December 31		¥ 13,870,000,000	¥ 3,900,000,000	¥ (2,420,000,000)
Maximum original maturity days of transactions classify as cash and cash equivalent		90
The minimum percentage of plan assets or the projected benefit obligation used in calculation of net actuarial gains and losses arise from difference between actual experience and assumption and will be amortized over the average remaining service period						10.00%
Decrease in loss before income tax expense resulted from change in accounting estimate of allowance for credit losses				104,000,000,000
Decrease in net loss attribute to Mitsubishi UFJ Financial Group resulted from change in accounting estimate of allowance for credit losses				62,000,000,000
Decrease in basic loss per share resulted from change in accounting estimate of allowance for credit losses				¥ 5.69
Decrease in diluted loss per share resulted from change in accounting estimate of allowance for credit losses				¥ 5.69
Gain on settlement recognized due to the change in measurement date	411,000,000
Effect on retained earnings (accumulated Deficit) due to change in measurement date, Net of taxes					132,000,000
Effect on accumulated other comprehensive income (loss) due to change in measurement date, Net of taxes	131,574,000,000				131,574,000,000
Decrease in fair value of plan assets due to the change in measurement date					175,680,000,000
Increase in benefit obligations due to the change in measurement date					32,382,000,000
Lump-sum settlements payments recognized in the intervening periods of measurement date change	4,333,000,000
Cumulative-effect adjustment to retained earnings upon the initial adoption of guidance on the fair value measurements, Net of taxes					27,317,000,000
Fair value of foreign securities classified as available-for-sale held by BTMU and MUTB which were elected for fair value option					10,448,079,000,000
Increase in the beginning balance of retained earning, net of tax, Upon the election of fair value option for foreign securities previously classified as available-for-sale held by BTMU and MUTB					20,150,000,000
Reclassification of noncontrolling interests from other liabilities to equity upon intial adoption of guidance on the noncontrolling interests				232,225,000,000
Increase in the beginning balance of retained earning, net of tax, upon the election of fair value option for certain financial instruments held by MUSHD's foreign subsidiaries.					12,829,000,000
Accumulated deficit, Cumulative effect of change in accounting principle, Net of tax				118,210,000,000
Effect from changes in accounting estimate of the allowance for repayment of excess interest to income (loss) before income tax expense		(61,000,000,000)
Effect from changes in accounting estimated of the allowance for repayment of excess interest to net income (loss) attributable to Mitsubishi UFJ Financial Group		¥ (49,000,000,000)
Decrease in basic earnings per share resulted from change in accounting estimate of allowance for repayment excess interest		¥ 3.45
Decrease in diluted earnings per share resulted from change in accounting estimate of allowance for repayment of excess interest		¥ 3.45